Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2016
Purchased software [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Purchased software [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Digital Sales Assistant system [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Domain Names [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Contract backlog [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year 1 month 6 days
Contract backlog [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year 3 months
Brand name [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years 1 month 6 days
Brand name [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years 3 months
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years 3 months
Business cooperation [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Others [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Others [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Trademark And Lifetime Membership [Member]
Intangible Assets, Estimated Useful Life	Indefinite